Inventories (Tables)	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	Inventories at September 30, 2021 and December 31, 2020 consisted of the following:

	September 30, 2021	December 31, 2020
Raw materials and supplies	$167	$137
Work in process	52	51
Finished goods	199	252
Total	$418	$440